Fair value - Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy (Detail) - Recurring fair value measurement [member] - EUR (€)
€ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	€ 158,293	€ 275,428
Liabilities carried at fair value	29,538	86,630
Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	52,541	49,757
Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	105,752	225,671
Shares [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	10	10
Shares [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	247	263
Debt securities [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	50,293	47,411
Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,158	2,438
Money Markets and other short-term investment [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,209	2,308
Money Markets and other short-term investment [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,089	1,868
Loans [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	84	82
Other investments at fair value [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	29	28
Other investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,967	4,721
Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	681	485
Investments - Policyholder Risk [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	97,527	215,814
Investment contracts without DPF - Policyholder risk [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	28,269	85,161
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	1,269	1,469
Level I [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	83,746	98,158
Liabilities carried at fair value	8	50
Level I [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	6,167	6,272
Level I [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	77,579	91,886
Level I [member] | Shares [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5	5
Level I [member] | Shares [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	185	179
Level I [member] | Debt securities [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,350	4,165
Level I [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	12	253
Level I [member] | Money Markets and other short-term investment [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,812	2,102
Level I [member] | Money Markets and other short-term investment [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,089	1,708
Level I [member] | Other investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	21	18
Level I [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	60	14
Level I [member] | Investments - Policyholder Risk [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	76,213	89,715
Level I [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	8	50
Level II [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	69,546	172,107
Liabilities carried at fair value	29,531	86,580
Level II [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	45,673	42,951
Level II [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	23,873	129,156
Level II [member] | Shares [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	13	30
Level II [member] | Debt securities [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	45,248	42,717
Level II [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,019	2,075
Level II [member] | Money Markets and other short-term investment [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	396	207
Level II [member] | Money Markets and other short-term investment [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value		160
Level II [member] | Other investments at fair value [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	29	27
Level II [member] | Other investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2	716
Level II [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	621	464
Level II [member] | Investments - Policyholder Risk [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	21,218	125,710
Level II [member] | Investment contracts without DPF - Policyholder risk [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	28,269	85,161
Level II [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	1,262	1,419
Level III [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,000	5,163
Level III [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	701	533
Level III [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,299	4,630
Level III [member] | Shares [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5	5
Level III [member] | Shares [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	49	54
Level III [member] | Debt securities [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	695	528
Level III [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	127	110
Level III [member] | Money Markets and other short-term investment [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1
Level III [member] | Loans [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	84	82
Level III [member] | Other investments at fair value [member] | Fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value		1
Level III [member] | Other investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,944	3,987
Level III [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value		8
Level III [member] | Investments - Policyholder Risk [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	€ 96	€ 389